Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
High value properties, threshold	$ 1
Loans by Loan to Value [Abstract]
Loans	962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
PCI [Member]
Loans by Loan to Value [Abstract]
Loans	568	5,009
Total Consumer [Member]
Loans by Loan to Value [Abstract]
Loans	446,546	439,705	453,382	461,068	459,976
Total Consumer [Member] | Non-PCI [Member]
Loans by Loan to Value [Abstract]
Loans	445,978	434,700
Total Consumer [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	11,170	12,932
Total Consumer [Member] | PCI [Member]
Loans by Loan to Value [Abstract]
Loans	568	5,005
Total Consumer [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	$ 568	$ 5,005
Total Consumer [Member] | PCI [Member] | Non-government insured/guaranteed [Member] | LTV greater than 80% [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, percent of debt-to-value ratio	9.00%	10.00%
Residential mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	$ 323,356	$ 319,463
Residential mortgage [Member] | Non-PCI [Member]
Loans by Loan to Value [Abstract]
Loans	322,788	314,458
Residential mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 0-60% [Member]
Loans by Loan to Value [Abstract]
Loans	166,081	163,419
Residential mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 60.01-80% [Member]
Loans by Loan to Value [Abstract]
Loans	124,458	115,660
Residential mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Loans by Loan to Value [Abstract]
Loans	17,441	17,246
Residential mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 100.01-120% [Member]
Loans by Loan to Value [Abstract]
Loans	1,838	2,807
Residential mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV greater than 120% [Member]
Loans by Loan to Value [Abstract]
Loans	674	1,062
Residential mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No LTV/CLTV available [Member]
Loans by Loan to Value [Abstract]
Loans	1,126	1,332
Residential mortgage [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	11,170	12,932
Residential mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	568	5,005
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	293,847	285,065	284,054	275,579	273,869
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member]
Loans by Loan to Value [Abstract]
Loans	293,292	280,077
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 0-60% [Member]
Loans by Loan to Value [Abstract]
Loans	151,478	147,666
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 60.01-80% [Member]
Loans by Loan to Value [Abstract]
Loans	114,795	104,477
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Loans by Loan to Value [Abstract]
Loans	13,867	12,372
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 100.01-120% [Member]
Loans by Loan to Value [Abstract]
Loans	860	1,211
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV greater than 120% [Member]
Loans by Loan to Value [Abstract]
Loans	338	484
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No LTV/CLTV available [Member]
Loans by Loan to Value [Abstract]
Loans	784	935
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	11,170	12,932
Real estate 1-4 family first mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	555	4,988
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	29,509	34,398	$ 39,713	$ 46,237	$ 53,004
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member]
Loans by Loan to Value [Abstract]
Loans	29,496	34,381
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 0-60% [Member]
Loans by Loan to Value [Abstract]
Loans	14,603	15,753
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 60.01-80% [Member]
Loans by Loan to Value [Abstract]
Loans	9,663	11,183
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Loans by Loan to Value [Abstract]
Loans	3,574	4,874
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV 100.01-120% [Member]
Loans by Loan to Value [Abstract]
Loans	978	1,596
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | LTV greater than 120% [Member]
Loans by Loan to Value [Abstract]
Loans	336	578
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No LTV/CLTV available [Member]
Loans by Loan to Value [Abstract]
Loans	342	397
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	0	0
Real estate 1-4 family junior lien mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans	$ 13	$ 17